Cover Page	May 19, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 19, 2022
Entity Registrant Name	TC BANCSHARES, INC.
Entity Central Index Key	0001850398
Entity File Number	001-40637
Entity Incorporation, State or Country Code	GA
Entity Tax Identification Number	86-2650449
Entity Address, Address Line One	131 South Dawson Street
Entity Address, City or Town	Thomasville
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	31792
City Area Code	229
Local Phone Number	226-3221
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	TCBC
Security Exchange Name	NASDAQ